Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000098007
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	26.63%	18.94%	19.66%
C000098009
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	32.11%	19.31%	19.32%
C000098010
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000098006
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000098007
Average Annual Return [Line Items]
Average Annual Return, Percent	34.35%	20.36%	20.37%
Without Sales Load [Member] | C000098009
Average Annual Return [Line Items]
Average Annual Return, Percent	33.11%	19.31%	19.32%
Without Sales Load [Member] | C000098010
Average Annual Return [Line Items]
Average Annual Return, Percent	34.61%	20.59%	20.58%
Without Sales Load [Member] | C000098006
Average Annual Return [Line Items]
Average Annual Return, Percent	34.59%	20.60%	20.62%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%	17.64%	14.64%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%	17.64%	14.64%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%	17.64%	14.64%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%	17.64%	14.64%
DWS Index: S&P North American Technology Sector Index
Average Annual Return [Line Items]
Average Annual Return, Percent	40.58%	22.49%	22.86%
DWS Index: S&P North American Technology Sector Index
Average Annual Return [Line Items]
Average Annual Return, Percent	40.58%	22.49%	22.86%
DWS Index: S&P North American Technology Sector Index
Average Annual Return [Line Items]
Average Annual Return, Percent	40.58%	22.49%	22.86%
DWS Index: S&P North American Technology Sector Index
Average Annual Return [Line Items]
Average Annual Return, Percent	40.58%	22.49%	22.86%